              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                        SUPPLEMENT DATED DEC. 27, 2006*

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PRODUCT NAME (OLD NAME/                      PROSPECTUS     SAI           DATE           VARIABLE ACCOUNT NAME
NEW NAME, IF APPLICABLE)                     FORM #         FORM #                       (OLD NAME/NEW NAME)
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR               S-6273 J       S-6325 D      5/1/2006       IDS LIFE VARIABLE ACCOUNT 10/
ADVANTAGE PLUS(SM) VARIABLE ANNUITY;         (5/06)         (5/06)                       RIVERSOURCE VARIABLE ACCOUNT 10
RIVERSOURCE RETIREMENT ADVISOR SELECT
PLUS(SM) VARIABLE ANNUITY
------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR 4             S-6503 A       S-6503 A      6/9/2006
ADVANTAGE(SM) VARIABLE ANNUITY;              (6/06)         (7/06)
RIVERSOURCE RETIREMENT ADVISOR 4
SELECT(SM) VARIABLE ANNUITY;
RIVERSOURCE RETIREMENT ADVISOR 4
ACCESS(SM) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) SINGLE PREMIUM               S-6199 G       S-6333 D      5/1/2006       IDS LIFE VARIABLE LIFE SEPARATE
VARIABLE LIFE                                (5/06)         (5/06)                       ACCOUNT/RIVERSOURCE VARIABLE LIFE
                                                                                         SEPARATE ACCOUNT
-----------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE UNIVERSAL           S-6418 G       S-6333 D      5/1/2006
LIFE IV; RIVERSOURCE(SM) VARIABLE            (5/06)         (5/06)
UNIVERSAL LIFE IV - ESTATE SERIES
-----------------------------------------------------------------------------------
RIVERSOURCE SUCCESSION SELECT(SM)            S-6202 H       S-6333 D      5/1/2006
VARIABLE LIFE INSURANCE                      (5/06)         (5/06)
-------------------------------------------------------------------------------------------------------------------------------

Effective Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent, IDS Life Insurance Company (IDS Life). At the time of the merger, IDS Life was renamed RiverSource Life Insurance Company (RiverSource Life). All references to "we," "us," "our" or "IDS Life" are replaced with RiverSource Life.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced IDS Life as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

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S-6503-8 A (12/06)

* Valid until next update.